UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:4/30/11

Item 1.  Reports to Stockholders.

THE LONG-SHORT FUND

Annual Report

April 30, 2011

1-888-899-2726

www.bullpathfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Long Short Fund Shareholder Letter

June 24, 2011

Dear Shareholders,

Enclosed is the Annual Report to shareholders of The Long Short Fund (ticker BPFIX) for the period ending April 30, 2011.  On behalf of the advisor, Bull Path Capital Management, I’d like to thank you for your investment in the fund.

On June 1, 2009 Bull Path successfully converted one of its domestic Private Partnerships into the Bull Path Long Short Fund for which we are proud to have you as an investor. Upon successful conversion of the fund, Bull Path has achieved numerous strategic goals including investor diversification, a strengthening of our product suite and entrance into a mutual fund category (Long-Short) that is underserved. We believe Long-Short funds will play an increasingly greater role in asset allocation as advisors continue to adopt “tactical” asset allocation models to provide greater diversification and reduced volatility to their clients’ portfolios. As the manager, we have done extensive work in helping advisors understand how to use The Long-Short Fund in their portfolios and what their “risk-reward” is for using our product. As we have stressed since the founding of Bull Path in 2002, we aim to provide consistent risk-adjusted returns across an entire market cycle. This aim is supported by our ability to provide returns equal to or exceeding the S&P 500 at significantly less levels of risk and volatility as measured by standard deviation and beta since the firms inception in 2002.

For the six month period ending October 31, 2010, The Long-Short Fund generated returns of -4.50%, and the S&P 500 posted a highly volatile positive 0.74%. While the beginning of the quarter was extremely disappointing posting negative returns of -5.85 and -1.55 in May and June respectively, we did outperform the S&P 500 by over 500 bps over these two months. However, while the S&P 500 turned sharply to the positive in July (+7.01%), we failed to capture the uptick in the market - posting a -0.06% return leaving the fund in negative territory before turning the performance of the fund around in September.

During the time period August 1st, 2010 through October 31st, 2010 The Long-Short Fund (BPFIX) posted a return of 3.10% vs. the S&P 500’s return of 7.96%. While we did lag the market during this 3 month period we are very pleased with the results given the stability of the returns versus the S&P. Over this time period our average net exposure was and remains <20% net long which allows our concentrated portfolio to continue to perform well on both the long and short side even while the market continues to have extreme swings of -2% to 2% in a given day.

For the fourth quarter of 2010, our long portfolio was able to offset losses in our short book during a quarter of strong overall market performance. After a strong start to the quarter, the market stalled in November before surging higher in December.  As a result we used November as an opportunity to take profits and position our fund for year end and 2011.

Entering 2011, The Long-Short Fund generated returns of 1.34% net of fees during the first quarter of 2011, as our long portfolio was able to offset losses in our short book during a quarter of strong overall market performance. In mid-February we began to reduce both our gross and net exposure (sub 10%) as the protest in Egypt gained momentum and kept our exposures low into March as the unrest in Egypt began to spread throughout the Middle East to places such as Libya and Bahrain. Our hope to increase our gross and net exposure in mid-March was stalled by the horrific earthquake and subsequent tsunami in Japan that proved to weigh heavily on global markets. Even in a portfolio with limited global exposure, as fundamental investors who focus on bottom-up analysis in our portfolio construction, it is important to manage around macro events that can potentially weigh on all companies, regardless of sector or geographic exposure.

After the first quarter of 2011, we remain optimistic on the US economy but several issues require constant monitoring.  These issues include high oil prices, continued unrest in the Middle East and of course the impact of the Japanese earthquake and tsunami on the global economy as well as the negative impact on the supply chain of many technology companies.

Our key concerns regarding the global economy is the uncertainty regarding European sovereign debt as well as the long-term questions concerning the Euro and the willingness for its strongest members to support the weakest members for an extended period of time.  In the United States, which has a greater impact on the vast majority of our portfolio, our current focus is on the consumer.  While unemployment has stabilized we have not seen signs of employment or real wage growth.  In addition with gasoline prices already at multi-year highs with the seasonal peak still ahead of us it is hard to imagine consumers feeling more optimistic in the near future.

As always, we continue to position ourselves in high quality ideas in both our long and short portfolios to reduce market volatility with the aim of creating consistent risk-adjusted returns over an entire market cycle.

Below are the performance highlights of the Fund:

The Long Short Fund (ticker: BPFIX)
Average Annual Total Returns (for period ended April 30, 2011)

	The Long Short Fund	S&P 500 Index
Average Annual Return
Since Inception	7.43%	7.81%
5 Year	-0.10%	2.95%
3 Year	-4.33%	1.73%
1 Year	-1.40%	17.22%
Standard Deviation *	8.10	15.30
Average Annual Alpha *	3.25	0.00
Average Annual Beta *	0.30	1.00
Growth of $10,000	$18,208	$18,514

*Source: Morningstar Direct (Data for period ended March 31, 2011)

BPFIX’s performance compares favorably to the overall U.S. equity markets as measured by the S&P 500 Index. From October 1, 2002 through March 31, 2011, BPFIX achieved an 7.31% average annual return and had an annualized standard deviation of 8.10 whereas the S&P 500 Index produced an average annual return of 7.52% and an annualized standard deviation of 15.30.  Through Bull Path’s efforts to generate consistent returns and reduce market volatility for our clients, the funds annualized performance for the period of October 1, 2002 through April 30, 2011 achieved an average annual return almost in line with the S&P 500 while subjecting investors to less than 53% of the volatility as represented by standard deviation.

We thank you for your support.

Best Regards,

Robert Kaimowitz
Chief Executive Officer & Portfolio Manager
Bull Path Capital Management LLC

                                                                            1294-NLD-6/21/2011

THE LONG-SHORT FUND
PORTFOLIO REVIEW
April 30, 2011 (Unaudited)

The Fund's performance figures* for the year ending April 30, 2011, compared to its benchmark:
	One Year	Five Year	Inception - April 30, 2011

The Long-Short Fund Class A	-1.62%	n/a	2.06%	(1)
The Long-Short Fund Class A - with load	-7.26%	n/a	-1.03%	(1)
The Long-Short Fund Class C	-2.35%	n/a	1.30%	(1)
S&P 500 Total Return Index	17.22%	2.95%	25.27%	(2)
The Long-Short Fund Class I	-1.40%	-0.10%	7.43%	(3)
S&P 500 Total Return Index	17.22%	2.95%	7.81%	(4)

Comparision of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-899-2726.

(1) Inception date is May 29, 2009.
(2) Return is as of the Class A and Class C inception date of May 29, 2009.

(3) Inception date is October 1, 2002.  Performance data reflects The Long-Short Fund's predecessor limited investment partnership and is net of management fees and other expenses, but does not include the effect of the performance fee.  The predecessor partnership's performance is only for the periods before the Fund's registration statement was effective, which was May 29, 2009.  During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

(4) Return is as of the Class I inception date of October 1, 2002.

Top Holdings by Industry		% of Net Assets
Media		19.3%
Internet		12.3%
Telecommunications		7.6%
Software		3.4%
Advertising		3.1%
Computers		2.4%
Other, Cash & Cash Equivalents		51.9%
		100.0%

THE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
April 30, 2011
Shares			Value

		COMMON STOCK - 48.1%
		ADVERTISING - 3.1%
13,297	**	Lamar Advertising Co. *	$ 432,418

		COMPUTERS - 2.4%
40,600		OCZ Technology Group, Inc. *	333,326

		INTERNET - 12.3%
1,820	**	Amazon.com, Inc. *	357,630
4,930	**	Equinix, Inc. *	496,254
29,050	**	Liberty Media Corp. *	507,794
1,654	**	Netflix, Inc. *	384,836
			1,746,514
		MEDIA - 19.3%
31,390	**	CBS Corp.	791,656
22,812	**	Comcast Corp	598,587
14,725	**	Liberty Global, Inc. *	684,713
2,780	**	Time Warner Cable, Inc.	217,201
8,764	**	Viacom, Inc.	448,366
			2,740,523
		SOFTWARE - 3.4%
30,152	**	Take-Two Interactive Software, Inc. *	487,859

		TELECOMMUNICATIONS - 7.6%
15,198	**	Crown Castle International Corp. *	651,387
14,446	**	Vodafone Group PLC	420,668
			1,072,055

		TOTAL COMMON STOCK (Cost - $6,060,360)	6,812,695

		SHORT-TERM INVESTMENTS - 61.6%
2,400,551		AIM STIT - Liquid Assets Portfolio, to yield 0.04% ***	2,400,551
2,473,295		Dreyfus Cash Management Plus, Inc., to yield 0.00% ***	2,473,295
2,400,551		Fidelity Institutional Money Market Portfolio, to yield 0.17% ***	2,400,551
1,500,000	**	U.S. T-Bill, to yield 0.26%, 11/17/11	1,497,845
		TOTAL SHORT-TERM INVESTMENTS (Cost - $8,772,242)	8,772,242

		TOTAL INVESTMENTS - 109.7% (Cost - $14,832,602)(a)	$ 15,584,937
		LIABILITIES IN EXCESS OF OTHER ASSETS - (9.7) %	(1,402,578)
		NET ASSETS - 100.0%	$ 14,182,359

See accompanying notes to financial statements.

THE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011
Shares			Value

	SECURITIES SOLD SHORT - (19.5) %
5,160	American Tower Corp. ^		$ 269,920
11,740	AT&T, Inc.		365,349
13,350	Cinemark Holdings, Inc.		271,406
9,930	Electronic Arts, Inc. ^		200,387
11,050	GameStop Corp. ^		283,764
7,832	Garmin, Ltd. ^		268,089
6,514	Scripps Networks Interactive		334,950
12,970	Time Warner, Inc.		491,044
7,550	Verizon Communications, Inc.		285,239
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,572,399)		$ 2,770,148

*	Non-income producing security.
^	Non-expense producing security.
**	A portion of this security is held as collateral for short sales.
***	Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short)
	is $12,319,321 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 742,513
		Unrealized depreciation	(247,045)
		Net unrealized appreciation	$ 495,468

See accompanying notes to financial statements.

THE LONG-SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011

ASSETS
Investment securities:
At cost	$ 14,832,602
At value	$ 15,584,937
Cash at broker	1,337,372
Cash held as collateral	91,493
Receivable for securities sold	616,687
Dividends and interest receivable	2,343
Prepaid expenses & other assets	37,160
TOTAL ASSETS	17,669,992

LIABILITIES
Securities sold short at value (Proceeds, $2,572,399)	2,770,148
Payable for securities purchased	674,640
Payable for dividends on securities sold short	10,789
Fees payable to other affiliates	6,998
Investment advisory fees payable	2,628
Distribution (12b-1) fees payable	1,540
Accrued expenses and other liabilities	20,890
TOTAL LIABILITIES	3,487,633
NET ASSETS	$ 14,182,359

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 14,184,786
Accumulated net realized loss from investments and securities sold short	(557,013)
Net unrealized appreciation on investments and securities sold short	554,586
NET ASSETS	$ 14,182,359

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 7,290,854
Shares of beneficial interest outstanding	413,077
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$ 17.65
Maximum offering price per share (maximum sales charge of 5.75%)	$ 18.73

Class C Shares:
Net Assets	$ 178,971
Shares of beneficial interest outstanding	10,291
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share (a)	$ 17.39

Class I Shares:
Net Assets	$ 6,712,534
Shares of beneficial interest outstanding	378,578
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share (a)	$ 17.73

(a)	The fund will impose a 1.50% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b)

For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

                    See accompanying notes to financial statements.

THE LONG-SHORT FUND
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2011

INVESTMENT INCOME
Dividends	$ 131,709
Interest	10,059
TOTAL INVESTMENT INCOME	141,768

EXPENSES
Investment advisory fees	163,555
Distribution (12b-1) fees - Class A	14,464
Distribution (12b-1) fees - Class C	1,624
Dividends on securities sold short	79,515
Registration fees	43,058
Administration fees	38,000
Fund accounting fees	35,211
Interest expense	34,287
Transfer agent fees	26,158
Audit fees	15,502
Chief compliance officer fees	14,001
Printing expenses	8,932
Legal fees	8,517
Custody fees	6,501
Trustees' fees	4,215
Other expenses	10,868
TOTAL EXPENSES	504,408

Fees waived/reimbursed by the Advisor	(139,203)

NET EXPENSES	365,205
NET INVESTMENT LOSS	(223,437)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	715,487
Securities sold short	(1,216,515)
Options	25,444
(475,584)
Net change in unrealized appreciation (depreciation) on:
Investments	351,073
Securities sold short	(15,323)
335,750

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(139,834)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (363,271)

                 See accompanying notes to financial statements.

THE LONG-SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	April 30, 2011	April 30, 2010 (a)
FROM OPERATIONS
Net investment loss	$ (223,437)	$ (167,250)
Net realized gain (loss) from investments, securities sold	(475,584)	554,029
short and options
Net change in unrealized appreciation on
investments and securities sold short	335,750	218,836
Net increase (decrease) in net assets resulting from operations	(363,271)	605,615

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(131,520)	(92,051)
Class C	(3,108)	(2,059)
Class I	(143,051)	(126,140)
Net decrease from distributions to shareholders	(277,679)	(220,250)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,879,364	7,173,727
Class C	155,366	164,365
Class I	2,708,290	9,621,105
Net asset value of shares issued in reinvestment distributions:
Class A	128,851	91,405
Class C	1,847	1,184
Class I	142,869	121,087
Payments for shares redeemed:
Class A	(2,906,404)	(937,675)
Class C	(119,196)	(23,223)
Class I	(4,319,006)	(1,446,012)
Net increase (decrease) in net assets from shares of beneficial interest	(328,019)	14,765,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	(968,969)	15,151,328

NET ASSETS
Beginning of Period	15,151,328	-
End of Period*	$ 14,182,359	$ 15,151,328
*Includes undistributed net investment income of:	$ -	$ -

SHARE ACTIVITY
Class A:
Shares Sold	222,187	397,749
Shares Reinvested	7,504	4,956
Shares Redeemed	(168,512)	(50,807)
Net increase in shares of beneficial interest outstanding	61,179	351,898

Class C:
Shares Sold	9,193	9,087
Shares Reinvested	109	64
Shares Redeemed	(6,896)	(1,266)
Net increase in shares of beneficial interest outstanding	2,406	7,885

Class I:
Shares Sold	155,315	534,155
Shares Reinvested	8,287	6,559
Shares Redeemed	(247,281)	(78,457)
Net increase (decrease) in shares of beneficial interest outstanding	(83,679)	462,257

(a) The Long-Short Fund commenced operations on May 29, 2009.

                 See accompanying notes to financial statements.

THE LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A

		For the		For the
		Year Ended		Period Ended
		April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 18.41		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.31)		(0.31)
	Net realized and unrealized gain
	on investments	0.00	**	1.32
Total from investment operations		(0.31)		1.01

Less distributions from:
	Net realized gains	(0.45)		(0.31)
Total distributions		(0.45)		(0.31)

Net asset value, end of period		$ 17.65		$ 18.41

Total return (3)		(1.62)%		5.71%	(4)

Net assets, at end of period (000's)		$ 7,291		$ 6,479

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6)	4.14%		4.21%	(7)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8)	3.06%		2.39%	(7)
Ratio of net investment loss
	to average net assets	(1.85)%		(1.84)%	(7)

Portfolio Turnover Rate		469%		287%	(4)

(1)	The Long-Short Fund's Class A shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have
	been as follows: 3.12% for the year ended April 30, 2011; 3.57% for the period ended April 30, 2010.
(7)	Annualized.
(8)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have
	been as follows: 2.05% for the year ended April 30, 2011; 1.75% for the period ended April 30, 2010.
**	Per share amount represents less than $0.01 per share.

              See accompanying notes to financial statements.

THE LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C

		For the		For the
		Year Ended		Period Ended
		April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 18.28		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.44)		(0.44)
	Net realized and unrealized gain
	(loss) on investments	0.00	**	1.32
Total from investment operations		(0.44)		0.88

Less distributions from:
	Net realized gains	(0.45)		(0.31)
Total distributions		(0.45)		(0.31)

Net asset value, end of period		$ 17.39		$ 18.28

Total return (3)		(2.35)%		4.97%	(4)

Net assets, at end of period (000's)		$ 179		$ 144

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6)	4.80%		5.23%	(7)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8)	3.72%		3.19%	(7)
Ratio of net investment loss
	to average net assets	(2.51)%		(2.60)%	(7)

Portfolio Turnover Rate		469%		287%	(4)

(1)	The Long-Short Fund's Class C shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have
	been as follows: 3.92% for the year ended April 30, 2011; 4.54% for the period ended April 30, 2010.
(7)	Annualized.
(8)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have
	been as follows: 2.80% for the year ended April 30, 2011; 2.50% for the period ended April 30, 2010.
**	Per share amount represents less than $0.01 per share.

          See accompanying notes to financial statements.

THE LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I

		For the		For the
		Year Ended		Period Ended
		April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 18.45		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.27)		(0.27)
	Net realized and unrealized gain
	on investments	0.00	**	1.32
Total from investment operations		(0.27)		1.05

Less distributions from:
	Net realized gains	(0.45)		(0.31)
Total distributions		(0.45)		(0.31)

Net asset value, end of period		$ 17.73		$ 18.45

Total return (3)		(1.40)%		5.94%	(4)

Net assets, at end of period (000's)		$ 6,713		$ 8,528

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6)	3.59%		4.22%	(7)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8)	2.54%		2.08%	(7)
Ratio of net investment loss
	to average net assets	(1.56)%		(1.58)%	(7)

Portfolio Turnover Rate		469%		287%	(4)

(1)	The Long-Short Fund's Class I shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have
	been as follows: 2.84% for the year ended April 30, 2011; 3.64% for the period ended April 30, 2010.
(7)	Annualized.
(8)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have
	been as follows: 1.80% for the year ended April 30, 2011; 1.50% for the period ended April 30, 2010.
**	Per share amount represents less than $0.01 per share.

       See accompanying notes to financial statements.

THE LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2011

1. ORGANIZATION

The Long-Short Fund (the “Fund”), formerly known as the Bull Path Long-Short Fund, is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide long-term capital appreciation.

The Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

On May 29, 2009, the Fund received in-kind capital contributions of securities and cash valued at $1,061,389 in exchange for 59,932 shares.  For federal income tax purposes, the transaction was non-taxable to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,812,695	$ -	$ -	$ 6,812,695
Money Market Funds	8,772,242	-	-	8,772,242
Total	$15,584,937	$ -	$ -	$15,584,937
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,770,148	$ -	$ -	$ 2,770,148
Total	$ 2,770,148	$ -	$ -	$ 2,770,148

The Fund did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for industry classification.

It is the Fund’s policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.  There were no significant transfers into and out of Level 1 and 2 during the current period presented.

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net as currently required.   Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2009, 2010 or expected to be taken in the Fund’s 2011 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund did not have open options positions at April 30, 2011.

3.  INVESTMENT TRANSACTIONS

For the year ended April 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and options amounted to $39,788,687 and $44,171,571, respectively.

The number of option contracts written and the premiums received by the Portfolio during the year ended April 30, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	—	$ —
Options written	923	52,998
Options closed	(40)	(18,367)
Options expired	(883)	(34,631)
Options outstanding, end of year	—	$ —

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Bull Path Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.  For the year ended April 30, 2011, the Fund incurred $163,555 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.23%, 2.98% and 1.98% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively.

During the year ended April 30, 2011, the Advisor had expense caps in place of 2.23%, 2.98% and 1.98% of average daily net assets after August 31, 2010, and 1.75%, 2.50% and 1.50% of average daily net assets prior to August 31, 2010 for the Class A, Class C and Class I shares, respectively.  During the year ended April 30, 2011 the Advisor waived fees totaling $136,410 and reimbursed fees totaling $2,793.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class A, Class C and Class I shares are subsequently less than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed their respective expense limitation.  If Fund Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed their respective expense limitation per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of April 30, 2011 there was $198,824 of fee waiver reimbursements subject to recapture by April 30, 2013 and $139,203 of fee waiver reimbursements subject to recapture by April 30, 2014.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the year ended April 30, 2011, pursuant to the Plan, the Class A Shares paid $14,464 and the Class C Shares paid $1,624.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $12,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The Fund pays the chairperson of the Audit committee a pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $35,100 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 (irrespective of classes) and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended April 30, 2011, the Fund incurred expenses of $14,001 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended April 30, 2011, GemCom collected amounts totaling $9,596 for EDGAR and printing services performed.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the Investment Company Act of 1940.  As of April 30, 2011, Christopher Rand held 28.24% of the Long-Short Fund Class C shares.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of April 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

At April 30, 2011, the Fund had a capital loss carry forward of $497,895 for federal income tax purposes available to offset future capital gains.  The capital loss carry forward will expire on April 30, 2019.

Permanent book and tax differences primarily attributable to net operating losses and distributions in excess, resulted in reclassification for the period ended April 30, 2011 as follows: a decrease in paid in capital of $223,598; a decrease in undistributed net investment loss of $223,437; and a decrease in accumulated net realized loss from investments and securities sold short of $161.

7.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On Friday, June 24, 2011, the Board, including a majority of the non-interested Trustees of the Board, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), approved an interim and final management agreement, each between the Trust, on behalf of The Long-Short Fund (the “Fund”) and Preservation Trust Advisors, LLC (“PTA”).  The Board considered and approved PTA as the Fund’s interim adviser as a result of Bull Path Capital Management, LLC’s intention to assign and subsequently terminate the Fund’s current management agreement.  The Board's approval of each agreement is subject to certain contingencies, including PTA's completion of its registration with the SEC as an investment adviser, and the interim agreement will not take effect until all contingencies are satisfied.  The final management agreement is subject to shareholder approval.

Shareholder approval of the final management agreement with PTA will be requested within 150 days of PTA’s assuming duties as adviser under the interim agreement, which is expected to occur on or about July 8, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The Long-Short Fund (formerly known as Bull Path Long-Short Fund)

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Long-Short Fund (“the Fund”), a series of Northern Lights Fund Trust, as of April 30, 2011, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Long-Short Fund as of April, 30, 2011, the results of its operations for the year then ended and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 28, 2011

THE LONG-SHORT FUND

EXPENSE EXAMPLES

April 30, 2011 (Unaudited)

As a shareholder of The Long-Short Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bull Path Long-Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio		Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period*	Ending Account Value 4/30/11	Expenses Paid During Period*

The Long-Short Fund Class A	3.06%	$1,000.00	$1,031.40	$15.41	$1,009.62	$15.25
The Long-Short Fund Class C	3.72%	$1,000.00	$1,027.70	$18.70	$1,006.35	$18.51
The Long-Short Fund Class I	2.54%	$1,000.00	$1,032.50	$12.80	$1,012.20	$12.67

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

THE LONG-SHORT FUND

SUPPLEMENTAL INFORMATION

April 30, 2011 (Unaudited)

 Renewal of Advisory Agreement – The Long-Short Fund

In connection with a regular Board meeting held on December 13, 2010 (the “Meeting”), the Board (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Bull Path Capital Management, LLC (“BPCM” or the “Adviser”) and the Trust, on behalf of The Long-Short Fund  (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of BPCM’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed BPCM’s financial statements and concluded that the Adviser is sufficiently well capitalized (or has other financial resources) to meet its obligations to the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of BPCM’s past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that BPCM charges a 1.25% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

THE LONG-SHORT FUND

SUPPLEMENTAL INFORMATION (Continued)

April 30, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	86
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	86
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.Other Directorships: AdvisorOne Funds; Constellation Trust Co.	86

THE LONG-SHORT FUND

SUPPLEMENTAL INFORMATION (Continued)

April 30, 2011 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

THE LONG-SHORT FUND

SUPPLEMENTAL INFORMATION (Continued)

April 30, 2011 (Unaudited)

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC,  (the Fund’s Distributor).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-899-2726.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-899-2726 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-899-2726.

INVESTMENT ADVISOR

Bull Path Capital Management LLC

335 Madison Avenue, Mezzanine

New York, NY 10017

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  Not applicable.

a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $13,000

2011 - $13,500

(b)

Audit-Related Fees

2010 – None

2011 - None

(c)

Tax Fees

2010 - $1,500

2011 - $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $2,000

2011 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

7/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

7/11/11

By (Signature and Title)

/s/ Kevin E. Wolf

            Kevin E. Wolf, Treasurer

Date

7/11/11